Segmental information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Information

	Six months ended June 30, 2026
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$12,008	$10,102	$22,110
Voyage related costs and commissions, net (1)	(953)	226	(727)
Vessel operating expenses (1)	(3,972)	(3,139)	(7,111)
General and administrative expenses	(23)	(65)	(88)
Management fees (1)	(482)	(486)	(968)
Depreciation and amortization of special survey costs	(2,085)	(2,012)	(4,097)
Interest and finance costs (1)	(1,300)	(1,252)	(2,552)
Interest income	57	25	82
Segment profit	$3,250	$3,399	$6,649

Non-segment reconciling items:
General and administrative expenses			$(1,364)
Interest and finance costs			(76)
Interest income			895
Net income			$6,104

	Six months ended June 30, 2025
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$12,353	$6,403	$18,756
Voyage related costs and commissions (1)	(1,020)	(551)	(1,571)
Vessel operating expenses (1)	(4,030)	(2,935)	(6,965)
General and administrative expenses	35	(137)	(102)
Management fees (1)	(463)	(474)	(937)
Depreciation and amortization of special survey costs	(2,086)	(1,930)	(4,016)
Interest and finance costs (1)	(1,356)	(1,562)	(2,918)
Interest income	72	27	99
Segment profit/(loss)	$3,505	$(1,159)	$2,346

Non-segment reconciling items:
General and administrative expenses			$(4,471)
Interest and finance costs			(26)
Interest income			758
Net loss			$(1,393)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

A reconciliation of total segment assets to total assets presented in the accompanying unaudited interim Consolidated Balance Sheet as of June 30, 2026, is as follows:

	As of June 30, 2026
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$5,606	$3,174	$8,780
Inventories	344	211	555
Trade accounts receivable, net	760	2,601	3,361
Prepayments and other current assets	192	74	266
Vessels, net	62,202	67,426	129,628
Deferred dry-dock and special survey costs, net	638	1,117	1,755
Segment assets	$69,742	$74,603	$144,345

Non-segment reconciling items:
Cash and cash equivalents			$50,723
Prepayments and other current assets			312
Total assets			$195,380

A reconciliation of total segment assets to total assets presented in the Consolidated Balance Sheet of December 31, 2025, is as follows:

	As of December 31, 2025
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$4,451	$1,244	$5,695
Inventories	307	229	536
Trade accounts receivable, net	326	1,681	2,007

Prepayments and other current assets	225	79	304
Vessels, net	64,028	69,291	133,319
Deferred dry-dock and special survey costs, net	829	1,264	2,093
Segment assets	$70,166	$73,788	$143,954

Non-segment reconciling items:
Cash and cash equivalents			$31,210
Short-term investment in time deposits			18,000
Prepayments and other current assets			248
Total assets			$193,412